Restricted Share Units	12 Months Ended
Oct. 31, 2025
Restricted Share Units [Abstract]
Restricted Share Units
12.	Restricted Share Units

a.	The Company is able to grant RSUs pursuant to the Omnibus Plan to its directors, officers, employees, and consultants. Each RSU is equivalent in value to a common share and upon vesting, results in the holder thereof being issued, at the discretion of the Board, either (i) a common share, or (ii) an amount of cash equal to the fair market value of a common share.

b.	The following table summarizes the changes in RSUs:

	Number of RSUs	Weighted average issue price (C$)	Weighted average issue price (USD$)
Balance, October 31, 2023	55	$5,542.00	$3,842.40

Granted	14,786	74.40	54.44
Exercised	(8,233)	88.80	66.00

Balance, October 31, 2024	6,608	$102.00	$72.00

Granted (i)	17,570	64.75	45.68
Exercised	(22,272)	69.24	49.32

Balance, October 31, 2025 (*)	1,906	$120.86	$101.68

(i)	During the year ended October 31, 2025, the Company issued 17,570 RSU’s to consultants, directors and officers. The RSU’s vested with a fair value of $802,626 (2024-$804,962).